Transactions with Related Parties (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions
Schedule of Related Party Transactions Basis
	For the Years Ended May 29,
	(In thousands of U.S. Dollars, except for Variable, Sales and Acquisition Fees)
	2012	2013	2014
Fixed Fee	$0.700	$0.700	$0.700
Variable Fee	1.25%	1.25%	1.25%
Supervision Fee	$550	$550	$550
Sales Fee	1.00%	1.00%	1.00%
Acquisition Fee	1.00%	1.00%	1.00%

Fees pursuant to the Management Agreement, the Shipmanagement Agreements and the Supervision Agreements
	Year Ended December 31,
	(In thousands of U.S. Dollars)
	2012	2013	2014
Fixed and Variable fees	$7,726	$8,379	$8,962
Supervision Fees	1,375	1,925	2,200
Acquisition Fees	1,810	823	1,429